Financial Risk Management and Financial Instruments - Liquidity risk (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Market Risk Management and Financial Instruments
Loans	€ 30,461,789	€ 34,557,415
Trade accounts payable	27,271,931	33,447,088
Lease liabilities	2,314,900	2,025,193
Other current financial liabilities	6,758,304	8,014,179
Current liabilities	75,357,788	88,122,048
Liquidity risk | Up to 1 Year
Market Risk Management and Financial Instruments
Loans	30,685,728	34,733,896
Trade accounts payable	27,271,931	33,447,088
Lease liabilities	2,441,882	2,403,026
Other current financial liabilities	6,758,304	8,014,179
Current liabilities	67,157,845	78,598,189
Liquidity risk | Between 1 and 3 Years
Market Risk Management and Financial Instruments
Loans	598,908	703,331
Lease liabilities	4,021,501	4,602,149
Other current financial liabilities	13,287
Current liabilities	4,633,697	5,305,480
Liquidity risk | More Than 3 Years
Market Risk Management and Financial Instruments
Loans	485,377
Lease liabilities	1,804,111	3,390,779
Current liabilities	€ 2,289,488	€ 3,390,779